Schedule I-Registrant's Condensed Financial Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I-Registrant's Condensed Financial Statements

Schedule I-Registrant’s Condensed Financial Statements

SEAWORLD ENTERTAINMENT, INC.

PARENT COMPANY ONLY

CONDENSED BALANCE SHEETS

(In thousands, except share and per share amounts)

	December 31,
	2013	2012
Assets
Current Assets:
Cash	$172	$203
Due from wholly owned subsidiary	17,767	—

Total current assets	17,939	203
Investment in wholly owned subsidiary	654,121	451,102

Total assets	$672,060	$451,305

Liabilities and Stockholders’ Equity
Current Liabilities:
Dividends payable	$17,939	$203

Total current liabilities	17,939	203

Total liabilities	17,939	203

Commitments and contingencies
Stockholder Equity:
Preferred stock, $0.01 par value—authorized, 100,000,000 shares, no shares issued or outstanding at December 31, 2013 and 2012	—	—
Common stock, $0.01 par value—authorized, 1,000,000,000 shares; 89,900,453 shares issued at December 31, 2013 and 82,737,008 shares issued and outstanding at December 31, 2012	899	827
Additional paid-in capital	689,394	456,923
Retained earnings (accumulated deficit)	7,991	(6,648)
Treasury stock, at cost (1,500,000 shares at December 31, 2013)	(44,163)	—

Total stockholders’ equity	654,121	451,102

Total liabilities and stockholders’ equity	$672,060	$451,305

See accompanying notes to condensed financial statements.

SEAWORLD ENTERTAINMENT, INC.

PARENT COMPANY ONLY

CONDENSED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(In thousands)

	Year Ended December 31,
	2013	2012	2011
Equity in net income of subsidiary	$50,478	$77,444	$19,113

Net income	$50,478	$77,444	$19,113

See accompanying notes to condensed financial statements.

SEAWORLD ENTERTAINMENT, INC.

PARENT COMPANY ONLY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(In thousands)

	For the Year Ended December 31,
	2013	2012	2011
Cash Flows From Operating Activities:
Net income	$50,478	$77,444	$19,113
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary	(50,478)	(77,444)	(19,113)
Dividend received from subsidiary-return on capital	18,072	—	—

Net cash provided by operating activities	18,072	—	—

Cash Flows From Investing Activities:
Capital contributed to subsidiary	(249,106)	—	(2,736)
Resticted payment from subsidiary	44,163	—	—
Dividend received from subsidiary-return of capital	18,072	500,000	100,000

Net cash (used in) provided by investing activities	(186,871)	500,000	97,264

Cash Flows From Financing Activities:
Net proceeds from issuance of common stock	—	—	12,836
Proceeds from issuance of common stock, net of underwriter commissions	253,800	—	—
Purchase of treasury stock	(44,163)	—	—
Dividend paid to common stockholders	(36,175)	(502,977)	(106,920)
Offering costs	(4,694)	—	—

Net cash provided by (used in) financing activities	168,768	(502,977)	(94,084)

Change in Cash and Cash Equivalents	(31)	(2,977)	3,180
Cash and Cash Equivalents—Beginning of year	203	3,180	—

Cash and Cash Equivalents—End of year	$172	$203	$3,180

Supplemental Disclosures of Noncash Financing Activities
Dividends declared, but unpaid	$17,939	$203	$3,180

See accompanying notes to condensed financial statements.

SEAWORLD ENTERTAINMENT, INC.

NOTES TO CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

(DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

1. DESCRIPTION OF SEAWORLD ENTERTAINMENT, INC.

SeaWorld Entertainment, Inc. (the “Parent”) was incorporated in Delaware on October 2, 2009. At that time, the Parent was owned by ten limited partnerships (the “Partnerships” or the “selling stockholders”), ultimately owned by affiliates of The Blackstone Group L.P. (“Blackstone”) and certain co-investors. The Parent has no operations or significant assets or liabilities other than its investment in SeaWorld & Parks Entertainment, Inc. (“SEA”), which owns and operates eleven theme parks within the United States. Accordingly, the Parent is dependent upon distributions from SEA to fund its obligations. However, under the terms of SEA’s various debt agreements, SEA’s ability to pay dividends or lend to the Parent is restricted, except that SEA may pay specified amounts to the Parent to fund the payment of the Parent’s tax obligations.

On April 24, 2013, the Parent completed an initial public offering in which it sold 10,000,000 shares of common stock and the selling stockholders sold 19,900,000 shares of common stock, including 3,900,000 shares pursuant to the exercise in full of the underwriters’ option to purchase additional shares. On December 17, 2013, the selling stockholders completed an underwritten secondary offering of 18,000,000 shares of common stock at a price of $30.00 per share. The selling stockholders received all of the net proceeds from the offering and no shares were sold by the Parent. Concurrently with the closing of the secondary offering, the Parent repurchased 1,500,000 shares of its common stock directly from the selling stockholders in a private, non-underwritten transaction at a price per share equal to the price per share paid to the selling stockholders by the underwriters in the secondary offering. See further discussion in Note 5-Stockholders’ Equity, which follows.

2. BASIS OF PRESENTATION

The accompanying condensed financial statements (the “parent company only financial statements”) include the accounts of the Parent and its investment in SEA accounted for in accordance with the equity method, and do not present the financial statements of the Parent and its subsidiary on a consolidated basis. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted since this information is included with the SeaWorld Entertainment, Inc. consolidated financial statements included elsewhere in this prospectus (the “consolidated financial statements”). These parent company only financial statements should be read in conjunction with the consolidated financial statements.

Certain prior year amounts have been reclassified to conform to the 2013 presentation, in particular dividends payable, on the accompanying condensed balance sheets.

3. GUARANTEES

On December 1, 2009, SEA entered into senior secured credit facilities (the “Senior Secured Credit Facilities”) and issued senior notes (the “Senior Notes”). The Senior Secured Credit Facilities were amended effective on February 17, 2011, April 15, 2011, March 30, 2012, April 24, 2013, May 14, 2013 and August 9, 2013. See further discussion in Note 11-Long-Term Debt of the accompanying consolidated financial statements.

Under the terms of the Senior Secured Credit Facilities, the obligations of SEA are fully, unconditionally and irrevocably guaranteed by Parent, any subsidiary of Parent that directly or indirectly owns 100% of the issued and outstanding equity interest of SEA, and subject to certain exceptions, each of SEA’s existing and future material domestic wholly-owned subsidiaries (collectively, the “Guarantors”).

The obligations under the Senior Notes are guaranteed by the same Guarantors as under the Senior Secured Credit Facilities. In the event of a default under the Senior Notes, the principal and accrued interest would become immediately due and payable (subject to, in some cases, grace periods).

4. DIVIDENDS FROM SUBSIDIARIES

The Parent received dividends in the amount of $500,000 and $100,000 from SEA on March 30, 2012 and September 29, 2011, respectively, which have been reflected as a return of capital in the accompanying condensed financial statements. On those same dates, the Parent declared dividends (defined as a restricted payment in the Senior Secured Credit Facilities) of $500,000 and $110,100 to the Partnerships, of which $609,897 was paid as of December 31, 2012 and the remainder was paid in 2013. This dividend has also been reflected as a return of capital in the accompanying condensed financial statements.

In June 2013, SEA’s Board of Directors (the “Board”) adopted a policy to pay a regular quarterly dividend to the Parent. As a result, a cash dividend of $18,072, $18,072 and $17,767 was paid on July 1, 2013, October 1, 2013 and January 2, 2014, respectively. As SEA had an accumulated deficit at the time the July 1 dividend was declared to the Parent, this dividend was accounted for as a return of capital by the Parent. The remaining dividends from SEA have been reflected as a return on capital in the accompanying condensed financial statements.

Also in June 2013, the Parent’s Board adopted a policy to pay a regular quarterly dividend (defined as a restricted payment in the Senior Secured Credit Facilities). As a result, quarterly cash dividends of $0.20 per share were declared to all common stockholders of record at the close of business on June 20, September 20 and December 20, 2013, which were paid on July 1, 2013, October 1, 2013 and January 3, 2014, respectively. As of December 31, 2013, the Parent had $17,939 of cash dividends payable included in dividends payable in the accompanying condensed balance sheet, of which $17,680 was paid on January 3, 2014. See Note 19-Stockholders’ Equity of the accompanying consolidated financial statements for further discussion.

On March 4, 2014, SEA’s Board declared a cash dividend of up to $18,352 to the Parent, payable on April 1, 2014. Additionally, the Parent’s Board declared a cash dividend of $0.20 per share to all common stockholders of record at the close of business on March 20, 2014, payable on April 1, 2014.

5. STOCKHOLDERS’ EQUITY

Stock Split and Authorized Shares

On April 7, 2013, the Parent’s Board authorized an eight-for-one split of the Parent’s common stock which was effective on April 8, 2013. The Parent retained the current par value of $0.01 per share for all shares of common stock after the stock split, and accordingly, stockholders’ equity on the accompanying condensed balance sheet reflects the stock split. The Parent’s historical share information has been retroactively adjusted to give effect to this stock split.

Contemporaneously with the stock split, on April 8, 2013, the Parent’s Board approved an increase in the number of authorized shares of common stock to 1 billion shares. Additionally, upon the consummation of the initial public offering, the Parent’s Board authorized 100,000,000 shares of preferred stock at a par value of $0.01 per share.

2013 Omnibus Incentive Plan

The Parent reserved 15,000,000 shares of common stock for future issuance under a new 2013 Omnibus Incentive Plan (“2013 Omnibus Incentive Plan”). The 2013 Omnibus Incentive Plan is administered by the compensation committee of the Parent’s Board, and provides that the Parent may grant equity incentive awards to eligible employees, directors, consultants or advisors of the Parent or its subsidiary, SEA, in the form of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and performance compensation awards. If an award under the 2013 Omnibus Incentive Plan terminates, lapses, or is settled without the payment of the full number of shares subject to the award, the undelivered shares may be granted again under the 2013 Omnibus Incentive Plan.

See further discussion in Note 18- Equity-Based Compensation of the accompanying consolidated financial statements.

Initial Public Offering and Use of Proceeds

On April 24, 2013, the Parent completed an initial public offering of its common stock in which it offered and sold 10,000,000 shares of common stock and the selling stockholders of the Parent offered and sold 19,900,000 shares of common stock including, 3,900,000 shares of common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The shares offered and sold in the offering were registered under the Securities Act pursuant to the Parent’s Registration Statement on Form S-1, which was declared effective by the Securities and Exchange Commission on April 18, 2013. The common stock is listed on the New York Stock Exchange under the symbol “SEAS”.

The Parent’s shares of common stock were sold at an initial public offering price of $27.00 per share, which generated net proceeds of approximately $245,400 to the Parent after deducting underwriting discounts and commissions, expenses and transaction costs. Subsequent to the initial public offering, the Parent transferred the net proceeds to SEA as a capital contribution and increased its investment in SEA. The Parent did not receive any proceeds from shares sold by the selling stockholders.

Secondary Offering and Concurrent Share Repurchase

On December 17, 2013, the selling stockholders completed a registered secondary offering of 18,000,000 shares of common stock at a price of $30.00 per share. The selling stockholders received all of the net proceeds from the offering and no shares were sold by the Parent. Concurrently with the closing of the secondary offering, the Parent repurchased 1,500,000 shares of its common stock directly from the selling stockholders in a private, non-underwritten transaction. All repurchased shares are recorded as treasury stock at a cost of $44,163 and reflected as a reduction to stockholders’ equity at December 31, 2013 on the accompanying condensed balance sheet. SEA transferred $44,163 as a restricted payment to the Parent for the payment of the repurchased shares.